Property and Equipment, Net (Tables)	12 Months Ended
Aug. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net
	As of August 31,
	2020	2021	2021
	RMB	RMB	US$
Furniture	57,051	-	-
Electronic equipment	225,749	-	-
Vehicles	3,889	1,902	294
Leasehold improvements	976,106	-	-
Buildings	44,776	47,776	7,395
	1,307,571	49,678	7,689
Less: accumulated depreciation	(741,074)	(12,723)	(1,969)

Construction in progress	14,751	-	-
Property and equipment, net	581,248	36,955	5,720